Significant Accounting Policies and Estimates - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details)	Jun. 30, 2026 USD ($)
Fair Value, Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets	$ 3,708,612
Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets	3,708,612
Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets	3,708,612
Level 1 [Member] | Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets	3,708,612
Level 2 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets
Level 2 [Member] | Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets
Level 3 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets
Level 3 [Member] | Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Digital assets